Cambria Global Real Estate ETF
Schedule of Investments
July 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - COMMON - 94.2%	Shares	Value
Belgium - 1.2%
Cofinimmo SA	5,637	$491,156

Canada - 5.4%
Artis Real Estate Investment Trust	91,432	491,605
City Office REIT, Inc.	97,888	679,343
CT Real Estate Investment Trust	42,978	478,292
Granite Real Estate Investment Trust	9,820	518,002
		2,167,242

France - 1.3%
Klepierre SA	13,041	499,453

Hong Kong - 4.1%
Champion REIT	1,941,209	541,560
Fortune Real Estate Investment Trust	864,454	556,114
Sunlight Real Estate Investment Trust	1,785,785	516,399
		1,614,073

Italy - 1.3%
Immobiliare Grande Distribuzione SIIQ SpA	137,981	518,844

Mexico - 2.5%
FIBRA Macquarie Mexico (a)	291,956	477,282
Fibra MTY SAPI de CV	708,422	501,697
		978,979

Netherlands - 2.4%
NSI NV	17,744	436,376
Wereldhave NV	24,417	501,007
		937,383

Singapore - 2.5%
Keppel Pacific Oak US REIT (b)	2,285,677	479,992
Sasseur Real Estate Investment Trust	1,004,356	522,135
		1,002,127

South Africa - 8.7%
Attacq Ltd.	605,097	481,321
Burstone Group Ltd.	999,209	449,791
Fairvest Ltd.	1,740,435	530,264
Hyprop Investments Ltd.	196,352	495,077
Redefine Properties Ltd.	1,855,213	491,906
SA Corporate Real Estate Ltd.	2,724,250	462,111
Vukile Property Fund Ltd.	479,866	540,026
		3,450,496

Turkey - 4.4%
Reysas Gayrimenkul Yatirim Ortakligi AS (b)	1,211,471	684,003
Sinpas Gayrimenkul Yatirim Ortakligi AS (b)	4,652,609	508,873
Torunlar Gayrimenkul Yatirim Ortakligi AS	304,683	547,525
		1,740,401

United Kingdom - 3.6%
AEW UK REIT PLC	359,119	499,883
Social Housing Reit PLC (a)	516,601	470,754
Target Healthcare REIT PLC	361,926	475,589
		1,446,226

United States - 56.8%(c)
Acadia Realty Trust	26,723	500,254
Agree Realty Corp. (d)	6,964	499,319
Alpine Income Property Trust, Inc.	33,124	465,392
American Assets Trust, Inc.	25,863	492,173
American Homes 4 Rent - Class A	14,172	491,627
AvalonBay Communities, Inc.	2,503	466,259
Brandywine Realty Trust	115,486	461,944
Brixmor Property Group, Inc.	20,050	523,906
Broadstone Net Lease, Inc.	31,712	515,003
BXP, Inc.	7,266	475,414
Camden Property Trust	4,402	480,698
CareTrust REIT, Inc.	17,507	556,722
COPT Defense Properties	18,421	502,525
Cousins Properties, Inc.	16,860	456,906
Douglas Emmett, Inc.	34,424	521,868
EastGroup Properties, Inc.	3,024	493,638
EPR Properties	9,036	497,341
Essential Properties Realty Trust, Inc.	15,865	483,724
Four Corners Property Trust, Inc.	18,799	474,487
Franklin Street Properties Corp.	297,380	490,677
Gladstone Commercial Corp.	35,354	464,905
Global Net Lease, Inc.	68,395	478,081
Highwoods Properties, Inc.	16,079	466,452
Innovative Industrial Properties, Inc.	8,961	463,284
Kilroy Realty Corp. (d)	14,379	530,010
LTC Properties, Inc.	14,420	490,857
LXP Industrial Trust	61,527	477,449
Mid-America Apartment Communities, Inc.	3,447	490,956
National Health Investors, Inc.	7,085	494,958
NNN REIT, Inc.	11,993	494,831
Omega Healthcare Investors, Inc.	13,791	536,470
Orion Properties, Inc.	275,344	721,401
Paramount Group, Inc. (b)	81,824	500,763
Piedmont Realty Trust, Inc. - Class A	67,069	507,042
Regency Centers Corp.	7,284	520,078
Rexford Industrial Realty, Inc.	14,090	514,708
Sabra Health Care REIT, Inc.	27,869	502,478
Sila Realty Trust, Inc.	21,015	513,607
SITE Centers Corp.	42,366	456,282
Tanger, Inc.	16,898	507,278
Terreno Realty Corp.	8,767	486,481
UMH Properties, Inc.	29,728	483,972
Ventas, Inc.	7,940	533,409
VICI Properties, Inc.	15,713	512,244
Welltower, Inc.	3,345	552,159
		22,550,032
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $37,188,627)		37,396,412

COMMON STOCKS - 4.0%
Singapore - 1.2%
Stoneweg Europe Stapled Trust	267,810	482,888

Turkey - 2.8%
Kizilbuk Gayrimenkul Yatirim Ortakligi AS (b)	1,759,412	610,239
Yeni Gimat Gayrimenkul Ortakligi AS	236,030	507,298
		1,117,537
TOTAL COMMON STOCKS (Cost $1,299,664)		1,600,425

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.5%
First American Government Obligations Fund - Class X, 4.23%(e)	1,011,897	1,011,897
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,011,897)		1,011,897

MONEY MARKET FUNDS - 2.5%
First American Treasury Obligations Fund - Class X, 4.24%(e)	989,644	989,644
TOTAL MONEY MARKET FUNDS (Cost $989,644)		989,644

TOTAL INVESTMENTS - 103.2% (Cost $40,489,832)		40,998,378
Liabilities in Excess of Other Assets - (3.2)%		(1,276,674)
TOTAL NET ASSETS - 100.0%		$39,721,704
two		–%
Percentages are stated as a percent of net assets. AS – Aksjeselskap NV – Naamloze Vennootschap		–%

PLC - Public Limited Company SpA – Societa per Azioni
SA – Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $948,036 or 2.4% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $977,803.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Global Real Estate ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts - Common	$37,396,412	$–	$–	$37,396,412
Common Stocks	1,600,425	–	–	1,600,425
Investments Purchased with Proceeds from Securities Lending	1,011,897	–	–	1,011,897
Money Market Funds	989,644	–	–	989,644
Total Investments	$40,998,378	$–	$–	$40,998,378

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of July 31, 2025
(% of Total Investments)

Real Estate	$38,996,837	100.0	%(a)
Total Investments	$38,996,837	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.
(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.